ACCOUNTS PAYABLE - Schedule of Accounts Payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts payable [Line Items]
Accounts payable	R$ 2,777,925	R$ 4,879,744
Current	2,646,469	3,931,201
Non-current	131,456	948,543
Accounts payable
Accounts payable [Line Items]
Accounts payable	2,678,093	4,258,897
Accounts payable – Notes
Accounts payable [Line Items]
Accounts payable	0	494,293
GUC – Chapter 11
Accounts payable [Line Items]
Accounts payable	99,832	1,851,421
Breakage – GUC – Chapter 11
Accounts payable [Line Items]
Accounts payable	R$ 0	R$ 1,724,867